PRESIDENT'S LETTER

Dear Shareholders,

While the relative performance results of both the Developing Markets and International Equity Funds have been excellent, principally as a result of the upheaval which has occurred in the Southeast Asian markets, the Funds' absolute performance has been disappointing. We expect that the international markets will stabilize and we believe that our Funds are well positioned for the rebound when it occurs.

WINTHROP DEVELOPING MARKETS FUND

The total return of the Winthrop Developing Markets Fund for the year ended October 31, 1997, amounted to -4.18% (Class A shares) and -4.83% (Class B shares) vs. -10.31% for the Fund's benchmark, the MSCI Emerging Markets Free Index.

The Asian crisis was the major event affecting the portfolio during the period. Although Thailand had already been under the scrutiny of the rating agencies since September 1996, the rest of the region did not enter a state of turmoil until this summer. Facing speculation against its overvalued currency, Malaysia decided to take measures by tightening market conditions near the end of August. Many investors lost confidence in the Malaysian market rules and reacted by initially taking their money out of the country and finally, out of the region completely, thus weakening the different financial systems and opening the way to currency speculators. During the month of October, the Asian crisis touched larger countries, such as Hong Kong and Singapore, and indirectly affected the major developed economies who worried about their exports to the region. At the same time, all of the emerging markets were affected, particularly those in which the currency looked overvalued and current deficits were large.

For more than 10 years, Asia has been looked upon by many investors as the strongest growth region of the world. Questions regarding the future export markets for many western countries and the source of new investment opportunities have shaken the European and US stock markets. It is comforting to know that an international rescue plan has offered potential solutions to the crisis by requiring tight economic measures in the countries concerned.

Asian emerging economies were not only criticized for economic reasons such as wide deficits and overvalued currencies, but also for political indecision fueled by lobbying and corruption. Latin American countries, however, were not in the same situation, as the Mexican crisis had already forced governments to initiate active measures. Throughout the period, the Fund was well positioned as its portfolio was underweighted in Asia and overweighted in Latin America.

WINTHROP INTERNATIONAL EQUITY FUND

The total return of the Winthrop International Equity Fund for the year ended October 31, 1997, amounted to 10.02% (Class A shares) and 9.23% (Class B shares) vs. 3.04% in USD for the Fund's benchmark MSCI EAFE Index. The Fund significantly outperformed its index over this period primarily due to its consistent underweighting in Asia and its effective stock selection within the Japanese market.


The Japanese stock market showed a very poor performance during the period due to a combination of its deteriorating domestic economy and the collapse of companies within its financial sector. The government seemed committed to fiscal austerity despite obviously worsening domestic demand. Despite all-time low interest rates, there was no support for the equity market.

European markets continued an upward trend over the period despite some misgivings at the beginning of the year about the sustainability of the rally. However, restructuring in Europe and a low interest-rate environment, along with a stronger dollar, enabled the European stock market to hit all-time highs in August. After a period of increased volatility, the Southeast Asia theme took over and in November finally threw the indices into reverse with extreme volatility.

We are expecting a slow start to the new year as the true dimension of the Asian crisis is realized and companies begin reporting earnings that may well be disappointing. However, over the next year, we remain positive on the European markets where economic fundamentals and restructuring will be conducive to corporate reform regardless of the slowdown in Asia.

Thank you for your investment in the Winthrop Opportunity Funds. The Officers and Trustees would like to wish you a happy and prosperous New Year.

Sincerely,



G. Moffett Cochran
President                                                       December, 1997

OPPORTUNITY FUND HIGHLIGHTS (unaudited)

      Winthrop International Equity Fund

         Asset Allocation by Country October 31, 1997

                                  [PIE CHART]

               Belgium                                 0.7
               Singapore                               0.5
               Austria                                 0.5
               Japan                                  21.8
               United Kingdom                         16.7
               Germany                                15.0
               Cash & Other Assets/Liabilities         9.0
               France                                  8.6
               Italy                                   7.4
               Switzerland                             6.2
               Netherlands                             6.0
               Spain                                   3.3
               Sweden                                  1.8
               Finland                                 1.4
               Hong Kong                               1.1


             Ten Largest Holdings October 31, 1997

                                                                                                Percent of
                                                                  Country       US $ Value      Net Assets
                                                               ------------    -------------    ----------
             Royal Dutch Petroleum Co. .................       Netherlands      $ 1,640,470         3.2%
             SAP AG ....................................       Germany            1,046,247         2.0
             Adidas AG .................................       Germany            1,035,411         2.0
             Telecom Italia Mobil SPA ..................       Italy                932,627         1.8
             Telecom Italia SPA ........................       Italy                889,321         1.7
             Marui Co. Ltd .............................       Japan                860,813         1.7
             Siemens AG ................................       Germany              814,396         1.6
             Commerzbank AG ............................       Germany              745,576         1.5
             Boots Co. Plc .............................       United Kingdom       713,990         1.4
             Credit Suisse Holdings AG .................       Switzerland          711,938         1.4
                                                                                -----------        ----
                                                                                $ 9,390,789        18.3%
                                                                                ===========        ====


             Investment Results For the Periods Ended October 31, 1997


                                                 Average Annual Total Return
                                              ---------------------------------
                                              Winthrop International
                                                    Equity Fund
                                               --------------------
                                                 Without     With     MSCI EAFE
                                                  Load       Load      INDEX*
                                                --------     -----    --------
               Class A:
                 1 year .....................    10.02%      3.69%      3.04%
                 From inception 9/13/95 .....     6.43       3.51       1.28
               Class B:
                 1 year .....................     9.23       5.23       3.04
                 From inception 9/13/95 .....     5.64       4.75       1.28


                              [PERFORMANCE GRAPH]

WINTHROP INTERNATIONAL EQUITY FUND - C1.A

          MSCI EAFE INDEX     With Load       Without Load
Sep-95         10,000            9,425           10,000
Oct-95          9,765            9,029            9,580
Oct-96         10,653            9,783           10,380
Oct-97         10,977           10,763           11,420

                         COMPARISON OF CHANGE IN VALUE
                             OF $10,000 INVESTMENT


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the maximum 4% CDSC.

The MSCI EAFE is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The index is the property of Morgan Stanley & Co. Incorporated. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

OPPORTUNITY FUND HIGHLIGHTS (unaudited)

      Winthrop Developing Markets Fund

      Asset Allocation by Country October 31, 1997


                                  [PIE CHART}

               Brazil                                 19.9
               Portugal                               10.2
               Argentina                               9.6
               Mexico                                  9.5
               South Africa                            7.4
               Taiwan                                  6.9
               Chile                                   5.7
               Greece                                  5.4
               Cash & Other Assets/Liabilities         4.9
               Hong Kong                               4.2
               India                                   4.0
               Czech Republic                          3.0
               South Korea                             2.7
               Malaysia                                2.1
               Indonesia                               1.2
               China                                   1.2
               Hungary                                 0.9
               Philippines                             0.7
               Thailand                                0.5


             Ten Largest Holdings October 31, 1997

                                                                                                Percent of
                                                                  Country       US $ Value      Net Assets
                                                                 --------       ----------      ----------
             Centrais Electricas Brasileira
             SA Prf Cl. 'B' ...............................      Brazil         $ 1,188,562         3.5%
             Portugal Telecom SA ..........................      Portugal         1,173,556         3.4
             Telecomunicacoes Brasilerais
             SA Prf (Telebras).............................      Brazil           1,119,649         3.3
             YPF Sociedad Anonima SA ADR ..................      Argentina        1,105,600         3.2
             Petroleo Brasileiro SA Prf ...................      Brazil             718,690         2.1
             Banco Espirito Santo e Comercial
             de Lisbon SA .................................      Portugal           680,145         2.0
             Telefonica de Argentina SA ADR ...............      Argentina          647,663         1.9
             Femsa 'B' ....................................      Mexico             595,196         1.7
             Perez Compane SA .............................      Argentina          585,295         1.7
             Companhia Vale do Rio Doce Prf ...............      Brazil             544,166         1.6

                                                                              -------------        ----
                                                                                $ 8,358,522        24.4%
                                                                              =============        ====

             Investment Results For the Periods Ended October 31, 1997

                                                            Average Annual Total Return
                                                         ---------------------------------
                                                                                 MSCI
                                                          Winthrop  Developing EMERGING
                                                              Markets Fund      MARKETS
                                                           -------------------
                                                            Without     With     FREE
                                                             Load       Load    INDEX*
                                                           --------    ------  --------
               Class A:
                       1 year                               -4.18%     -9.69%  -10.31%
                       From inception 9/13/95               -2.17      -4.85    -5.56
               Class B:
                       1 year                               -4.83      -8.64   -10.31
                       From inception 9/13/95               -2.94      -3.86    -5.56


                              [PERFORMANCE GRAPH]

WINTHROP DEVELOPING MARKETS FUND - C1.A

          MSCI EMF INDEX      With Load       Without Load
Sep-95         10,000            9,425           10,000
Oct-95          9,462            8,982            9,530
Oct-96          9,870            9,387            9,960
Oct-97          8,853            8,995            9,544

                         COMPARISON OF CHANGE IN VALUE
                             OF $10,000 INVESTMENT


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of of the maximum 5.75% front-end sales load. Class B shares are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the maximum 4% CDSC.

The MSCI Emerging Markets Free Index is an unmanaged index composed of a sample of companies representative of the market structure of developing countries worldwide. The index is the property of Morgan Stanley & Co. Incorporated. The Index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

Winthrop Opportunity Funds--Statement of Investments October 31,1997
--------------------------------------------------------------------------------
Winthrop International Equity Fund

COMMON STOCKS--91.0%

                                                         Shares     U.S. $ Value
                                                        ---------   ------------
AUSTRIA--0.5%
 VA Technologie AG ...........................            1,400         $248,820
                                                                      ----------

BELGIUM--0.7%
 Credit Communal Holding/Dexia ...............            3,340          364,970
                                                                      ----------

FINLAND--1.4%
 Oy Nokia (Ab) Ser 'A' .......................            7,900          691,041
                                                                      ----------

FRANCE--8.6%
 Alcatel Alsthom .............................            3,300          399,024
 Carrefour SA ................................              434          226,951
 Compagnie Bancaire SA .......................              242           31,112
 Compagnie de Saint Gobain ...................            1,615          232,316
 Compagnie Generale des Eaux .................            2,300          268,918
 Danone Groupe ...............................            1,897          290,678
 Elf Aquitaine SA ............................            3,032          376,100
 France Telecom SA* ..........................            2,222           84,270
 Lafarge SA ..................................            4,900          306,801
 Legrand SA ..................................            2,188          408,252
 L'Oreal .....................................              805          285,860
 LVMH (Moet-Hennessy Louis
  Vuitton) ...................................            1,207          205,499
 Promodes ....................................              622          202,938
 Renault SA* .................................            7,200          200,763
 Rhone - Poulenc Co ..........................           11,669          509,857
                                                                      ----------
 Total SA ....................................            3,326          369,810
                                                                      ----------
                                                                       4,399,149
                                                                      ----------
GERMANY--15.0%

 Adidas AG ...................................            7,100        1,035,411
 Bayer AG ....................................           17,600          633,993
 Bayerische Motoren Werke AG .................              690          501,118
 Commerzbank AG ..............................           21,750          745,576
 Daimler Benz AG .............................            8,100          552,031
 Dresdner Bank AG ............................           16,400          679,382
 Linde AG ....................................              800          488,045
 Mannesmann AG ...............................            1,300          551,375
 SAP AG ......................................            3,500        1,046,247
 Siemens AG ..................................           13,100          814,396
 Veba AG .....................................           10,800          608,662
                                                                      ----------
                                                                       7,656,236
                                                                      ----------
HONG KONG--1.1%
 Cathay Pacific Airways Ltd ..................          117,000          123,365
 Hang Seng Bank Ltd ..........................           14,500          126,156
 Hong Kong Telecommunications Ltd ............          103,000          197,218
 New World Development Company Ltd ...........           30,500          107,329
                                                                      ----------
                                                                         554,068
                                                                      ----------
ITALY--7.4%
 Ente Nazionale Idrocarburi SPA .............           120,600          679,296
 Fiat SPA ...................................            85,800          273,368
 Instituto Mobilaire Italiano ...............            69,000          618,087
 Stet Societa Finanziaria
  Telefonica SPA .............................           99,000          400,651
 Telecom Italia Mobile SPA ..................           251,000          932,627
 Telecom Italia SPA .........................           141,667          889,321
                                                                     -----------
                                                                       3,793,350
                                                                     -----------
JAPAN--21.8%
 Asahi Glass Co. Ltd .........................           45,000          303,068
 Bank of Tokyo-Mitsubishi Ltd ................           27,000          352,457
 Bridgestone Corp. Ltd .......................           13,000          281,034
 Capcom Company Ltd ..........................           18,800          312,630
 Daiwa Securities Co. Ltd ....................           35,000          211,857
 Fuji Photo Film Co. Ltd .....................            9,000          326,266
 Hokuetsu Paper Mills Ltd ....................          126,000          695,635
 Marui Co. Ltd ...............................           51,000          860,813
 Matsushita - Electric Industry Ltd ..........           13,000          218,342
 Matsushita - Kotobuki Electronic Ltd ........           12,000          373,160
 Mitsubishi Estate Co. Ltd ...................           25,000          315,956
 Mitsui Re Fudosan Ltd .......................           34,000          384,468
 Mori Seiki Ltd ..............................           18,000          203,542
 NEC Corp ....................................           14,000          153,654
 Nomura Securities Co. Ltd ...................           26,000          302,652
 NTT Corp ....................................               70          593,664
 Omron Corp ..................................           41,000          695,435
 Shin - Etsu Chemical Co. Ltd ................           17,000          415,565
 Sony Music Entertainment Inc ................            4,000          332,252
 Sumitomo Bank Ltd ...........................           62,000          659,849

 Sumitomo Electric Industries Ltd ............           47,000          621,352
 Sumitomo Heavy Industries Ltd ...............          222,000          710,651
 Taisei Corp .................................           68,000          238,596
 Takashimaya Co. Ltd .........................           21,000          199,052
 TDK Corp. Ltd ...............................            3,000          248,940
 Terumo Corp .................................           20,000          329,259
 Tokyo Electron Ltd ..........................            4,000          199,551
 Toyota Motor Corp. Ltd ......................           21,000          584,934
                                                                     -----------
                                                                      11,124,634
                                                                     -----------
NETHERLANDS--6.0%
 Elsevier NV .................................           22,430          352,505
 Koninklijke Ahold NV ........................           12,423          318,141
 Royal Dutch Petroleum Co ....................           31,000        1,640,470
 Unilever NV- CVA ............................            6,180          328,628
 Wolters Kluwer NV ...........................            3,500          429,943
                                                                     -----------
                                                                       3,069,687
                                                                     -----------
SINGAPORE--0.5%
 City Developments Ltd .......................           19,000           79,719
 Overseas - Chinese Banking Co. Ltd ..........           15,600           86,776
 Singapore Telecommunications Ltd ............           66,000          104,894
                                                                     -----------
                                                                         271,389
                                                                     -----------
SPAIN--3.3%
 Banco Santander SA ..........................           17,900          501,806
 Catalana Occidente SA* ......................            3,000          152,311
 Repsol SA ...................................           13,960          585,829
 Telefonica de Espana SA .....................           15,650          427,425
                                                                     -----------
                                                                       1,667,371
                                                                     -----------
SWEDEN--1.8%
 Astra AB-A SA ...............................           27,386          442,759
 Nordbanken SA ...............................           15,930          500,192
                                                                     -----------
                                                                         942,951
                                                                     -----------


See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop International Equity Fund


                                                      Shares        U.S. $ Value
                                                   -----------      ------------
SWITZERLAND--6.2%
 ABB AG - Bearer .........................                440           $575,056
 Credit Suisse Holding AG ................              5,040            711,938
 Nestle SA ...............................                500            706,466
 Novartis AG .............................                300            474,367
 Novartis AG - Reg. Shares ...............                140            219,868
 Roche Holding AG ........................                 56            493,474
                                                                      ----------
                                                                       3,181,169
                                                                      ----------
UNITED KINGDOM--16.7%
 Billiton Plc* ...........................            158,768            461,257
 Boots Co. Plc ...........................             48,800            713,990
 British Aerospace Plc ...................             23,000            612,085
 British Petroleum Co. Plc ...............             21,878            321,563
 CMG Plc .................................             30,000            696,754
 Glaxo Wellcome Plc ......................             30,825            659,570
 Lloyds TSB Group Plc ....................             49,542            605,216
 Marks & Spencer Plc .....................             60,140            624,254
 Norwich Union Plc* ......................             87,800            500,588
 Prudential Corporation Plc ..............             55,532            591,788
 Shell Transport & Trading Co. Plc .......             26,050            184,562
 Smithkline Beecham Plc ..................             39,062            369,765
 Smiths Industries Plc ...................             40,000            576,854
 Standard Chartered Plc ..................             40,000            433,646
 TI Group Plc ............................             54,203            495,367
 Zeneca Group Plc ........................             22,000            697,255
                                                                     -----------
                                                                       8,544,514
                                                                     -----------
TOTAL INVESTMENTS--91.0%
 (cost $40,923,760) ......................                            46,509,349
                                                                     -----------
Cash and Other Assets
 Net of Liabilities--9.0% ................                             4,627,225
                                                                     -----------

NET ASSETS--100% .........................                           $51,136,574
                                                                     ===========
 *Non-income producing.


See notes to financial statements.

Winthrop Opportunity Funds--Statement of Investments October 31, 1997 Winthrop Developing Markets Fund


COMMON STOCKS--95.1%

                                                      Shares        U.S. $ Value
                                                   ------------     ------------

ARGENTINA--9.6%
 Alpargatas SA* .............................           384,400       $  203,854
 Banco de Galicia y Buenos Aires SA .........            54,077          324,656
 Perez Compane SA ...........................            97,491          585,295
 Siderca SA Cl.'A' ..........................           184,048          435,902
 Telefonica de Argentina SA ADR .............            23,028          647,663
 YPF Sociedad Anonima SA ADR ................            34,550        1,105,600
                                                                       ---------
                                                                       3,302,970
                                                                       ---------
CHILE--5.7%
 Banco Santander- Chile ADR .................            16,250          211,250
 Chilgener SA ADR ...........................            11,185          304,791
 Cia Cervecerias Unidas SA ADR ..............             6,690          163,069
 Cia de Telecomunicaciones
  de Chile SA ADR ...........................            10,435          289,571
 Empresa Nacional Electricidad
  SA ADR ....................................             9,410          189,376
 Enersis SA ADR .............................             8,590          283,470
 Madeco GDR .................................             4,388           92,697
                                                                       ---------
 Maderas y Sinteticos Sociedad
  Anonima SA ADR ............................             9,630          117,968
                                                                       ---------
 Quimica Minera Chile SA ADR ................             4,760          246,925
                                                                       ---------
 Supermercados Unimarc SA ADR* ..............             4,510           67,650
                                                                       ---------
                                                                       1,966,767
                                                                       ---------
CHINA--1.2%
 Beijing Yanhua Retrochemical
  Company Ltd* ..............................             5,000           69,688
 Ek Chor China Motorcycle
  Company Ltd ...............................            10,500           44,625
 Huaneng Power International, Inc.* .........            13,000          286,000
                                                                       ---------
                                                                         400,313
                                                                       ---------
CZECH REPUBLIC--3.0%
 Ceske Energeticke Zavody AS* ...............             5,721          182,059
 Inzenyrske Prumyslove Stavby* ..............             2,850           19,521
 Komercni Banka AS ..........................             1,240           54,493
 Skoda Plzen AS* ............................             3,851          100,375
 SPT Telecom AS* ............................             3,834          441,558
 Tabak AS ...................................               869          219,074
                                                                       ---------
                                                                       1,017,080
                                                                       ---------

GREECE--5.4%
 Aktor SA ...................................             2,700           24,716
 Alpha Credit Bank SA .......................             5,250          347,311
 Attica Enterprises .........................            19,560          206,735
 Elais SA ...................................             1,700           53,122
 Ergo Bank SA ...............................             1,798          107,345
 Hellas Can Packaging SA ....................             1,000           13,970
 Hellenic Bottling Company SA ...............             8,900          368,086
 Hellenic Telecommunication
  Organization SA ...........................             1,000          109,819
 National Bank of Greece ....................             3,080          322,703
 National Bank of Greece Rights* ............               616           12,455
 Silver & Baryte Ores Mining SA .............             1,100           17,591
 Titan Cement Company SA ....................             5,800          283,801
                                                                       ---------
                                                                       1,867,654
                                                                       ---------
 HONG KONG--4.2%
 Beijing Enterprises Holdings Ltd* ..........            42,000        $ 140,462
 China Eastern Airlines Ltd.* ...............           429,000           97,128
 China Telecom Ltd* .........................            92,000          146,995
 Guangshen Railway Co. Ltd ..................           698,000          216,728
 Jiangxi Copper Co. Ltd* ....................           150,000           28,139
 Maanshan Iron & Steel Co. Ltd ..............           950,000          151,174
 Qingling Motors Co. Ltd ....................           524,000          342,351
 Shanghai Petrochemicals Co. Ltd ............           916,000          245,902
 Tsingtao Brewery Co. Ltd.* .................           204,000           69,280
                                                                       ---------
                                                                       1,438,159
                                                                       ---------
HUNGARY--0.9%
 Gedeon Richter Rt ..........................               460           48,933
 Magyar Tavkozlesi Rt.* .....................            12,000          260,400
                                                                       ---------
                                                                         309,333
                                                                       ---------
INDIA--4.0%
 Crompton Greaves Ltd GDR ...................            34,200           70,110
 Eih Limited GDR* ...........................             9,300          138,338
 Grasim Industries Ltd GDR ..................             9,400           78,725
 Indian Aluminum Co. Ltd GDR* ...............            35,000          108,500
 Mahindra & Mahindra Ltd GDR* ...............            11,800          123,900
 Ranbaxy Laboratories GDR ...................             8,100          184,680
 State Bank of India GDR ....................            15,900          302,498
 Tata Engineering and
  Locomotive Co. Ltd GDR ....................            25,400          264,160
 Videsh Sanchar GDR* ........................             6,700           92,125
                                                                       ---------
                                                                       1,363,036
                                                                       ---------
INDONESIA--1.2%
 PT Bank International Indonesia ............            65,925           14,172
 PT Bank International Indonesia
  Warran Exp. 01/17/00* .....................             6,060              343

 PT Gudang Garam Co .........................            22,500           63,662
 PT Hanjaya Mandala Sampoerna LCL ...........            37,000           64,404
 PT Indah Kiat Pulp & Paper Co. .............           130,500           49,775
 PT Semen Gresik LCL ........................            30,000           29,126
 PT Telekomunikasi Indonesia
 Foreign ....................................           224,000          208,155
                                                                       ---------
                                                                         429,637
                                                                       ---------
MALAYSIA--2.1%
 AMMB Holdings Bhd Warrant
  Exp. 05/13/02* ............................             3,700              817
 Arab Malaysian Merchant Bhd ................            10,200           16,594
 Berjaya Group Bhd ..........................            70,300           15,739
 Ekran Bhd ..................................            68,500           61,343
 Ekran Bhd Warrants* ........................            15,000            5,328
 Hong Leong Properties Bhd ..................            21,400            8,177
 Kedah Cement Bhd ...........................           117,700           74,134
 Leader Universal Holdings Bhd ..............            23,000           14,006
 Malayan Banking Bhd ........................            30,500          117,448
 Perusahaan Otomobil Bhd ....................            26,700           63,761
 Petronas Gas Bhd ...........................            23,000           61,791
 Resorts World Bhd ..........................            19,800           35,167
 Technology Resources Industries Bhd* .......             3,400           12,961
 Telecom Malaysia Bhd .......................            50,500          130,396
 Tenaga Nasional Bhd ........................            21,400           45,994
 United Engineers Malaysia Ltd ..............            30,500           71,926
                                                                       ---------
                                                                         735,582
                                                                       ---------

See notes to financial statements.

Winthrop Developing Markets Fund


                                                      Shares        U.S. $ Value
                                                   ------------     ------------

MEXICO--9.5%
 Carso Global Telecom Cl.'A1'* ..............             1,147         $  3,801
 Cifra SA de CV Ser.'A'* ....................            17,185           31,227
 Cifra SA de CV Ser.'C'* ....................           218,000          370,237
 Cydsa SA Ser.'A' ...........................           171,000          406,176
 Empresa La Moderna
  SA de CV ADR* .............................            10,820          211,666
 Femsa 'B' ..................................            88,700          595,196
 Grupo Carso SA de CV Ser.'A1'* .............            23,890          148,390

 Grupo Financiero Bancomer
  SA de CV Cl 'B' ...........................           257,750          119,998
 Grupo Televisa SA GDR* .....................             5,140          159,340
 Kimberly-Clark de Mexico
  SA de CV Cl.'A' ...........................            50,350          211,984
 Telefonos de Mexico SA Cl.'L' ADR ..........            11,310          489,158
 Tubos de Acero de Mexico SA* ...............            19,500          414,549
 TV Azteca SA de CV* ........................             4,600           87,975
                                                                       ---------
                                                                       3,249,697
                                                                       ---------
PHILIPPINES--0.7%
 DMCI Holdings, Inc.* .......................           258,000           20,421
 Metro Pacific Corp .........................           968,652           64,622
 Petron Corporation Corp ....................           298,300           31,622
 Philippine Commercial
  International Bank ........................            12,950           48,688
 SM Prime Holdings, Inc .....................           343,980           60,288
 Southeast Asia Cement
   Holdings, Inc.* ..........................           824,000           15,839
                                                                         241,480
                                                                       ---------
PORTUGAL--10.2%
 Banco Espirito Santo e Comercial de
  Lisbon SA* ................................            23,437          680,145
 Banco Totta & Acores SA ....................            15,032          290,820
 Cimpor Cimentos De Portugal SA .............            20,739          525,142
 Corticeira Amorim SA .......................             2,293           27,400
 Electricidade De Portugal SA ...............             3,000           52,748
 Engil-Sociedade Gestora De
  Participacoes Sociais SA ..................             7,252           81,912
 Estabelecimentos Jeronimo Martins &
  Filho SGPS SA .............................             3,478          227,592
 Portucel Industrial Empresa Produtora
  De Celulosa SA ............................            20,197          152,046
 Portugal Telecom SA* .......................            28,585        1,173,556
 Sonae Investimentos - SGPS SA ..............             7,862          293,919
                                                                       ---------
                                                                       3,505,280
                                                                       ---------
SOUTH AFRICA--7.4%
 Anglo American Corp ........................             4,800          207,459
 Barlow Ltd .................................            14,200          143,106
 De Beers Centenary AG ......................            13,375          319,054
 Free State Consolidated
  Gold Mines Ltd ............................             8,400        $  42,938
 Liberty Life Association of
   Africa Ltd ...............................             8,275          206,337
 Metro Cash & Carry Ltd .....................           242,740          234,543
 Nedcor Ltd ..................................            9,814          205,966
 Pick' N Pay Stores Ltd .....................            72,100          108,619
 Rembrandt Group Ltd ........................            31,700          260,186
 Sasol Ltd ..................................            36,078          434,809
 South African Breweries Ltd ................            14,640          388,168

                                                                       ---------
                                                                       2,551,185
                                                                       ---------
SOUTH KOREA--2.7%
 Hyundai Motors GDR* ........................             8,000           26,000
 Korea Electrical Power ADR .................            34,000          278,375
 Pohang Iron ADR ............................            20,000          325,000
 Samsung Electronics GDR ....................            19,314          196,713
 South Korea Telecom Co. ADR* ...............            16,480           90,640
                                                                       ---------
                                                                         916,728
                                                                       ---------
TAIWAN--6.9%
 Cathay Construction Corp ...................           376,300          401,393
 Cathay Life Insurance Co. Ltd ..............            40,250          179,542
 Far Eastern Textile Ltd ....................           236,823          221,995
 Formosa Chemicals & Fibre Corp .............           150,075          138,253
 Hon Hai Precision Industry* ................           105,000          444,613
 Hua Nan Commercial Bank ....................            60,000          204,609
 International Commercial Bank of China .....            84,000          153,408
 Microtek International, Inc.* ..............           168,000          195,494
 Pacific Electrical Wire & Cable Corp.* .....           297,000          301,445
 Pacific Electrical Wire & Cable Rights* ....            16,200              733
 U-Ming Marine Transport Corp ...............           262,500          154,427
                                                                       ---------
                                                                       2,395,912
                                                                       ---------
THAILAND--0.5%
 Bangkok Bank Public Co. Ltd ................            11,800           40,268
 Banpu Public Co. Ltd .......................             3,200           21,996
 PTT Exploration and
  Production Public Co. Ltd .................             4,100           37,977
 Shinawatra Computer Company Plc ............             1,400            5,457
 Siam Cement Public Co. Ltd .................             2,200           18,340
 Siam City Cement Public Co. Ltd ............             4,800            7,371
 Siam City Cement Public Rights* ............             1,352               99
 Siam Commercial Bank Public Co. Ltd ........             8,400           16,073
 Thai Telephone &
  Communication Public Co. Ltd* .............            41,500            9,104
 United Communication Industry
  Public Co. Ltd ............................             3,700            6,133
                                                                         162,818
                                                                       ---------
Total Common Stocks
  (cost $26,073,959) ........................                         25,853,631
                                                                       ---------
7

Winthrop Opportunity Funds--Statement of Investments October 31, 1997
(continued)
Winthrop Developing Markets Fund


PREFERRED
 STOCKS -- 19.9%

                                               Shares                 U.S. $ Value
                                           -------------              ------------
BRAZIL--19.9%
 Banco Bradesco SA Prf ..............       58,573,040               $   456,917
 Banco Itau SA Prf ..................        1,031,000                   439,530
 Brahman PN Prf* ....................          493,000                   319,738
 Brasmotor SA Prf ...................        1,411,000                   197,101
 Cemig PN Prf .......................       10,368,000                   404,393
 Centrais Electricas Brasileiras
  SA Prf Cl.'B' .....................        2,788,000                 1,188,562
 Companhia Energetica de
  Minas Gerais Prf ..................        2,626,000                   333,451
 Companhia Vale do Rio Doce Prf .....           29,538                   544,166
 Ericsson Telecomucacoes SA Prf .....       10,806,000                   336,202
 Lojas Americanas SA Prf ............       10,742,000                    70,155
 Petroleo Brasileiro SA Prf .........        3,585,000                   718,690
 Telecomunicacoes Brasileiras
  SA Prf (Telebras ) ................       11,767,000                 1,119,649
 Telecomunicacoes do
  Rio Janeiro SA Prf* ...............        1,565,000                   166,089
 Unipar Unaio de
  Industrias Petroquimicas SA Prf ...          879,000               $   279,060
 Usinas Siderurgicas de
  Minas Gerais SA Prf ...............           33,703                   244,568
                                                                     -----------
                                                                       6,818,271
                                                                     -----------
Total Preferred Stocks
         (cost $5,618,034) ..........                                  6,818,271
                                                                     -----------
TOTAL INVESTMENTS--95.1%
  (cost $31,691,993) ................                                 32,671,902
                                                                     -----------
Cash and Other Assets
  Net of Liabilities--4.9% ..........                                  1,670,713
                                                                     -----------

 NET ASSETS--100% ...................                                $34,342,615
                                                                     ===========

 *Non-income producing.

See notes to financial statements.

Winthrop Opportunity Funds--Statement of Assets and Liabilities October 31, 1997
--------------------------------------------------------------------------------

                                                                                 International     Developing
                                                                                  Equity Fund     Markets Fund
                                                                                --------------   --------------
ASSETS:
     Investments in securities, at value
      (cost $40,923,760 and  $31,691,993, respectively) ................          $ 46,509,349    $ 32,671,902
     Cash, at value (cost $4,315,923 and $1,615,034, respectively) .....             4,324,734       1,614,179
     Receivable for capital stock sold .................................               351,330         122,700
     Dividends and interest receivable .................................               160,051          58,735
     Deferred organization costs (Note A) ..............................                59,261          59,261
                                                                                 -------------   -------------
      Total assets .....................................................            51,404,725      34,526,777
                                                                                 -------------   -------------
LIABILITIES:
     Payable to investment advisor .....................................               129,046         100,691
     Payable to distributor ............................................                16,191          12,477
     Payable for securities purchased ..................................                37,177          14,995
     Payable for capital stock redeemed ................................                17,358           3,074
     Accrued expenses and other liabilities ............................                68,379          52,925
                                                                                 -------------   -------------
      Total liabilities ................................................               268,151         184,162
                                                                                 -------------   -------------
NET ASSETS .............................................................          $ 51,136,574    $ 34,342,615
                                                                                 =============   =============
NET ASSETS CONSIST OF:
     Capital paid-in ...................................................          $ 45,778,766    $ 36,861,032
     Accumulated net investment loss ...................................              (530,190)       (203,721)
     Accumulated net realized gain (loss) on investments and
      foreign currency transactions ....................................               296,871      (3,291,941)
     Net unrealized appreciation of investments and foreign
      currency denominated assets and liabilities ......................             5,591,127         977,245
                                                                                 -------------   -------------
                                                                                  $ 51,136,574    $ 34,342,615
                                                                                 =============   =============
CLASS A SHARES:
     Net assets ........................................................          $ 44,315,852    $ 29,401,938
                                                                                 -------------   -------------
     Shares outstanding ................................................             3,880,845       3,087,039
                                                                                 -------------   -------------
     Net asset value and redemption value per share ....................                $11.42           $9.52
                                                                                       =======         =======
     Maximum offering price per share (net asset value plus sales
      charge of 5.75% of offering price) ...............................                $12.12          $10.10
                                                                                       =======         =======
CLASS B SHARES:
     Net assets ........................................................         $   6,820,722   $   4,940,677
                                                                                 -------------   -------------
     Shares outstanding ................................................               606,690         527,718

                                                                                 -------------   -------------
     Net asset value and offering price per share ......................               $ 11.24          $ 9.36
                                                                                       =======         =======

See notes to financial statements.

Winthrop Opportunity Funds--Statement of Operations for the Year Ended
                            October 31, 1997
-------------------------------------------------------------------------------

                                                                                       International     Developing
                                                                                        Equity Fund     Markets Fund
                                                                                       -------------    ------------
INVESTMENT INCOME:
     Dividend income ...........................................................       $  793,253       $   779,390
     Interest income ...........................................................           54,356            40,277
                                                                                       ----------       -----------
                                                                                          847,609           819,667
         Less withholding tax on foreign source dividends ......................          (92,427)          (57,388)
                                                                                       ----------       -----------
         Total investment income ...............................................          755,182           762,279

EXPENSES:
     Investment advisory fees (Note B) .........................................          605,376           506,870
     Distribution fees--Class A (Note B) .......................................          105,661            89,391
     Distribution fees--Class B (Note B) .......................................           61,657            47,933
     Custodian fees ............................................................          112,000           153,000
     Transfer agent fees .......................................................           83,000            85,000
     Auditing fees .............................................................           40,500            28,500
     Legal fees ................................................................           34,000            23,000
     Printing fees .............................................................           30,500            23,000
     Trustees'fees .............................................................           19,000            13,500
     Registration fees .........................................................           51,000            46,500
     Miscellaneous .............................................................           10,729             7,948
     Amortization of organization costs (Note A) ...............................           22,721            22,721
                                                                                       ----------       -----------

                                                                                        1,176,144         1,047,363
         Less fees waived by investment advisor and subadvisor (Note B) ........          (88,653)         (139,596)
                                                                                       ----------       -----------
         Net expenses ..........................................................        1,087,491           907,767
                                                                                       ----------       -----------

NET INVESTMENT (LOSS) ..........................................................         (332,309)         (145,488)
                                                                                       ----------       -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS--Note C:
     Net realized gain (loss) on investments ...................................          572,220        (3,200,660)
     Net realized gain (loss) on foreign currency transactions .................          342,674           (38,091)
     Net change in unrealized appreciation on investments ......................        3,552,420         1,879,607
     Net change in unrealized appreciation on translation of foreign currency
         denominated assets and liabilities ....................................            6,931             5,356
                                                                                       ----------       -----------
     Net realized and unrealized gain (loss) on investments and foreign currency
         transactions ..........................................................        4,474,245        (1,353,788)
                                                                                       ----------       -----------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................      $ 4,141,936       $(1,499,276)
                                                                                      -----------       -----------
                                                                                      -----------       -----------


See notes to financial statements.

Winthrop Opportunity Funds--Statement of Changes in Net Assets

                                                                            International Equity Fund     Developing Markets Fund
                                                                           ---------------------------  ---------------------------
                                                                            Year Ended     Year Ended     Year Ended    Year Ended
                                                                             10/31/97       10/31/96       10/31/97      10/31/96
                                                                           ------------   ------------   ------------  ------------
OPERATIONS:
     Net investment loss ....................................              $  (332,309)    $ (195,448)    $  (145,488)  $   (63,622)
     Net realized gain (loss) on investments and
         foreign currency transactions ......................                  914,894         53,740      (3,238,751)       62,090
     Net change in unrealized appreciation/depreciation
         on investments and foreign currency denominated
         assets and liabilities .............................                3,559,351      2,622,139       1,884,963      (229,102)
                                                                           -----------    ------------    ------------  ------------
     Increase (decrease) in net assets resulting from
       operations............................................                4,141,936      2,480,431      (1,499,276)     (230,634)
                                                                           -----------    ------------    ------------  ------------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
     Realized gains on investments:
         Class A ...........................................                        --             --         (87,147)           --
         Class B ...........................................                        --             --          (9,498)           --
                                                                           -----------    ------------    ------------  ------------
     Total dividends and distributions to shareholders ......                       --             --         (96,645)           --

                                                                           -----------    ------------    ------------  ------------

CAPITAL STOCK TRANSACTIONS--(Net) Note D ....................                 (130,060)    14,022,355      (4,621,133)   25,163,617
                                                                           -----------    ------------    ------------  ------------
     Total increase (decrease) in net assets ................                4,011,876     16,502,786      (6,217,054)   24,932,983

NET ASSETS:
     Beginning of year ......................................               47,124,698     30,621,912      40,559,669    15,626,686
                                                                           -----------    ------------    ------------  ------------

     End of year ............................................              $51,136,574    $47,124,698     $34,342,615   $40,559,669
                                                                           -----------    ------------    ------------  ------------
                                                                           -----------    ------------    ------------  ------------

See notes to financial statements.

Winthrop Opportunity Funds--Notes to Financial Statements  October 31, 1997
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies. Winthrop International Funds ("Fund or Funds") consists of two portfolios (the "Portfolios"), the Winthrop International Equity Fund and the Winthrop Developing Markets Fund (together the International Funds), each a separate diversified series of the Winthrop Opportunity Funds (the "Trust"). In addition, the Trust also consists of the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company.

The investment objective of the Developing Markets Fund is long-term growth of capital by investing primarily in common stocks and other equity securities from developing countries. The International Equity Fund seeks long-term growth of capital by investing primarily in common stocks and other equity securities from established markets outside the United States.

Each Portfolio offers two classes of shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Wood, Struthers & Winthrop Management Corp. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of the Equitable Companies, Incorporated, a holding company controlled by AXA-UAP ("AXA"), a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. The Advisor has retained AXA Asset Management Partenaires as subadvisor to the Funds (the "Subadvisor").


The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charges to that Portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

  (1) Security Valuation: All securities for which current market quotations are readily available are valued at the last sale price prior to the time of determination, or, if there is no sales price on such date, and if bid and ask quotations are available, at the mean between the last current bid and asked prices. Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices, or, if quotations are not available, are valued as determined in good faith by the Board of Trustees of the Fund. Short-term investments having a maturity of 60 days or less are valued at amortized cost. Securities and assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees of the Fund.

  (2) Foreign Currency Translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction.

  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized gain (loss) on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation on translation of foreign currency denominated assets and liabilities arises from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

  (3) Federal Income Taxes: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income or excise taxes have been made in the accompanying financial statements. The Developing Markets Fund has an unused capital loss carryover of approximately $3,185,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1997. If not applied, the carryover expires in fiscal 2005.

Winthrop Opportunity Funds--Notes to Financial Statements
October 31, 1997 (continued)
--------------------------------------------------------------------------------

  (4) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

  (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

  (6) Deferred Organization Costs: The Funds will reimburse the Advisor for costs incurred in connection with the Fund's organization. The costs are being amortized on a straight-line basis over five years commencing with the Fund's operation.

Note (B) Advisory and Distribution Services Agreement: Under the terms of an Advisory Agreement with the Advisor, for the investment management services furnished to each Portfolio, such Portfolio will pay the Advisor an advisory fee, on a graduated basis at an annual rate of 1.25% of the first $100 million of average daily net assets, 1.15% of the next $100 million and 1% of average daily net assets over $200 million. Such fee will be accrued daily and paid monthly. Under a Subadvisory Agreement between the Advisor and Subadvisor, the Advisor pays the Subadvisor for its services, out of the Advisor's own resources, at the following annual percentage rates of the average daily net assets of each Portfolio: .625 of 1% of each Portfolio's first $100 million,
 .575 of 1% of the next $100 million and .50 of 1% of the balance.

Commencing at the inception of each Fund through October 31, 1997, the Advisor and Subadvisor voluntarily reduced their management fees by the amount that total fund operating expenses exceeded 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Fund. Any such reduction will be borne equally between the Advisor and Subadvisor. For the period November 1, 1997 through April 30, 1998, the Advisor and Subadvisor have agreed to continue to voluntarily reduce their management fees by the amount that total fund operating expenses exceed 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Fund. After April 30, 1998, the Advisor and Subadvisor may, in their sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the voluntary waiver, the Advisor and Subadvisor waived fees amounting to $88,653 and $139,596 for the International Equity Fund and Developing Markets

Fund, respectively, during the year ended October 31, 1997.

The Fund has entered into a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Act for Class A and Class B shares with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor. Under the Agreement, each Portfolio will pay a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Advisor may use its own resources to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee who is a member of the audit committee receives an attendance fee of $1,000 per meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

Note (C) Investment Transactions: Purchases and sales of investment securities (excluding short-term securities and forward currency exchange contracts) during the year ended October 31, 1997, aggregated $34,557,503 and $35,429,381 for the International Equity Fund; and $20,573,200 and $25,952,384 for the Developing Markets Fund, respectively.


The Funds may enter into forward currency exchange contracts in order to hedge exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of forward currency exchange contracts are recorded for financial reporting purposes as net change in unrealized appreciation (depreciation) of foreign currency denominated assets and liabilities. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Winthrop Opportunity Funds--Notes to Financial Statements October 31, 1997 (continued)
--------------------------------------------------------------------------------

At October 31, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At October 31, 1997, the components of net unrealized appreciation (depreciation) of investments were as follows:

                                                                                International   Developing
                                                                                 Equity Fund   Markets Fund
                                                                                 -----------    -----------
Gross appreciation (investments having an excess of value over cost) .........   $ 8,212,654    $ 6,684,330
Gross depreciation (investments having an excess of cost over value) .........    (2,627,065)    (5,704,421)
                                                                                 -----------    -----------

Net unrealized appreciation of investments ...................................   $ 5,585,585    $   979,909
                                                                                 ===========    ===========

Note (D) Shares of Beneficial Interest: There is an unlimited number of shares ($0.001 par value) of beneficial interest authorized, divided into two classes, designated Class A and Class B shares. Transactions in shares of beneficial interest were as follows:

                                         International Equity Fund                           Developing Markets Fund
                            ---------------------------------------------------  -------------------------------------------------
                                                Year Ended                                          Year Ended
                                 October 31, 1997          October 31, 1996         October 31, 1997          October 31, 1996
                            -------------------------  ------------------------  -----------------------  ------------------------
                                Shares       Amount       Shares      Amount       Shares      Amount       Shares        Amount
                                ------       ------       ------      ------       ------      ------       ------        ------
Class A
Shares sold ...............     822,555  $  9,553,450   1,762,635  $ 18,326,646    352,037  $  3,898,784   2,674,932  $ 27,515,135
Shares issued through
  reinvestment of dividends        --            --          --            --        8,374        84,414        --            --
Shares redeemed ...........  (1,005,538)  (11,086,992)   (707,635)   (7,314,187)  (981,711)  (10,394,319    (500,614)   (5,065,351)
                            -----------  ------------  ----------  ------------  ---------  ------------  ----------  ------------
Net increase (decrease) ...    (182,983) ($ 1,533,542)  1,055,000  $ 11,012,459   (621,300) ($ 6,411,121)  2,174,318  $ 22,449,784
                            ===========  ============  ==========  ============  =========  ============  ==========  ============
Class B
Shares sold ...............     201,057  $  2,251,556     318,343  $  3,273,880    218,192  $  2,441,467     285,158  $  2,933,036
Shares issued through
  reinvestment of dividends        --            --          --            --          950         9,486        --            --
Shares redeemed ...........     (75,755)     (848,074)    (25,335)     (263,984)   (60,685)     (660,965)    (21,340)     (219,203)
                            -----------  ------------  ----------  ------------  ---------  ------------  ----------  ------------
Net increase ..............     125,302  $  1,403,482     293,008  $  3,009,896    158,457  $  1,789,988     263,818  $  2,713,833
                            ===========  ============  ==========  ============  =========  ============  ==========  ============

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.




                                                                 International Equity Fund
                                                  ------------------------------------------------------
                                                             Class A                    Class B
                                                  -------------------------------------------------------
                                                     Year Ended October 31,     Year Ended October 31,
                                                  ---------------------------  --------------------------
                                                    1997     1996    1995*      1997     1996   1995*
                                                  -------- -------- ---------  ------- ------- ----------
Net asset value, beginning of
  period ................................         $10.38    $9.58   $10.00     $10.29   $9.57  $10.00
                                                  -------- -------- ---------  ------- ------- ----------
Net investment income (loss)(1) .........          (0.07)   (0.04)    0.00      (0.15)  (0.13)  (0.02)
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions ...................           1.11     0.84    (0.42)      1.10    0.85   (0.41)
                                                  -------- -------- ---------  ------- ------- ----------
Net increase (decrease) in net
  asset value from operations ...........           1.04     0.80    (0.42)      0.95    0.72   (0.43)
                                                  -------- -------- ---------  ------- ------- ----------
Distributions from capital gains ........            --       --       --         --      --      --
                                                  -------- -------- ---------  ------- ------- ----------
Net asset value, end of period ........           $11.42   $10.38    $9.58     $11.24  $10.29   $9.57
                                                  ======== ======== =========  ======= ======= ==========
Total return(2) .........................          10.02%    8.35%   (4.20)%     9.23%   7.52%   4.30%
Ratio of expenses to
  average net assets ....................           2.15%    2.15%    2.15%(3)   2.90%   2.90%   2.90%(3)
Ratio of net investment income
  (loss) to average net assets(4) .......          (0.59)%  (0.39)%  (0.02)%(3) (1.32)% (1.25)% (1.77)%(3)
Portfolio turnover rate .................          73.92%   94.12%    0.00%     73.92%  94.12%   0.00%
Average commission rate paid(5) .........           0.048    0.041     --        0.048  $0.041    --
Net assets, end of period
  (000 omitted) .........................         $44,316  $42,170  $28,819     $6,821  $4,955  $1,803


                                                                 Developing Markets Fund
                                                  ------------------------------------------------------
                                                             Class A                    Class B
                                                  --------------------------------------------------------
                                                     Year Ended October 31,       Year Ended October 31,
                                                  ---------------------------  ---------------------------
                                                    1997     1996     1995*      1997     1996     1995*
                                                  -------- -------- ---------  -------- -------- ---------
Net asset value, beginning of
  period ................................          $9.96    $9.53    $10.00     $9.86    $9.52    $10.00
                                                  -------- -------- ---------  -------- -------- ---------

Net investment income (loss)(1) .........          (0.02)   (0.01)     0.00     (0.19)   (0.08)    (0.01)
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions ...................          (0.40)    0.44     (0.47)    (0.29)    0.42     (0.47)
                                                  -------- -------- ---------  -------- -------- ---------
Net increase (decrease) in net
  asset value from operations ...........          (0.42)    0.43     (0.47)    (0.48)    0.34     (0.48)
                                                  -------- -------- ---------  -------- -------- ---------
Distributions from capital gains ........          (0.02)     --        --      (0.02)     --        --
                                                  -------- -------- ---------  -------- -------- ---------
Net asset value, end of period ........            $9.52    $9.96     $9.53     $9.36    $9.86     $9.52
                                                  ======== ======== =========  ======== ======== =========
Total return(2) .........................          (4.18)%   4.51%    (4.70)%   (4.83)%   3.57%    (4.80)%
Ratio of expenses to
  average net assets(4) .................           2.15%    2.15%     2.15%(3)  2.90%    2.90%     2.90%(3)
Ratio of net investment income
  (loss) to average net assets(4) .......          (0.17)%  (0.14)%    0.32%(3) (1.74)%  (0.83)%   (1.00)%(3)
Portfolio turnover rate .................          52.79%   26.76%     0.00%    52.79%   26.76%     0.00%
Average commission rate paid(5) .........           0.016    0.028      --       0.016    0.028      --
Net assets, end of period
  (000 omitted)..........................         $29,402  $36,918   $14,622    $4,941   $3,641    $1,004

  *  Commencement of operations was September 8, 1995
 (1) Based on average shares outstanding
 (2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
 (3) Annualized
 (4) Net of voluntary reduction of management fees by Adviser and Subadviser expressed as a percentage of average daily net assets of both Class A and Class B shares of each Fund as follows: International Equity Fund .18%, .27% and .60% for the years ended 10/31/97, 96 and 95, respectively, and Developing Markets Fund .34%, .54% and .60% for the years ended 10/31/97, 96 and 95, respectively.
 (5) For fiscal years beginning after November 1, 1995, the Funds are required to disclose the average commission rate paid for purchases

Report of Ernst & Young LLP, Independent Auditors
-------------------------------------------------------------------------------
Shareholders and Board of Trustees
Winthrop Developing Markets Fund and Winthrop International Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Winthrop Developing Markets Fund and Winthrop International Equity Fund (two of the Funds constituting Winthrop Opportunity Funds) as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Winthrop Developing Markets Fund and Winthrop International Equity Fund at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                /s/ Ernst & Young LLP
                                                ______________________________

New York, New York
December 10, 1997

WINTHROP OPPORTUNITY FUNDS--TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------
We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you as to the federal tax status of distributions received by shareholders during the Funds' fiscal year ended October 31, 1997. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Fund were derived from the following sources:


                                                           From
                                                         Long-Term
     Fund                                              Capital Gains
     ----                                              -------------
     Winthrop Developing Markets Fund - Class A ......    $0.012
     Winthrop Developing Markets Fund - Class B ......     0.012

Because the Fund's fiscal year is not the calendar year, calendar year taxpayers should use the dollar amounts and the nature of those amounts referenced on Form 1099-DIV which will be mailed to you in January, 1998. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

                          WINTHROP OPPORTUNITY FUNDS

                                (800) 225-8011

                                   TRUSTEES
                 G. MOFFETT COCHRAN        ROBERT E. FISCHER
                    WILMOT H. KIDD, III       MARTIN JAFFE
                             JOHN W. WALLER, III

                                   OFFICERS

                  G. MOFFETT COCHRAN, Chairman and President
                        JAMES A. ENGLE, Vice President
            MARTIN JAFFE, VICE PRESIDENT, Secretary and Treasurer
                    BRIAN A. KAMMERER, Assistant Treasurer

                              INVESTMENT ADVISER

                  WOOD STRUTHERS & WINTHROP MANAGEMENT CORP.
                    An Investment Management Subsidiary of
                         Donaldson, Lufkin & Jenrette
                     277 Park Avenue, New York, NY 10172

                                  SUBADVISER

                             AXA ASSET MANAGEMENT
                                 Partenaires
                         46, Avenue de la Grand Armee
                             Paris, France 75017

                                  CUSTODIAN

                                CITIBANK, N.A.
                     111 Wall Street, New York, NY 10043

                                TRANSFER AGENT


                              FPS SERVICES, INC.
                     P.O. Box 61503 (3200 Horizon Drive)
                          King of Prussia, PA 19406

                                 DISTRIBUTOR

             DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
                     277 Park Avenue, New York, NY 10172

                             INDEPENDENT AUDITORS

                              ERNST & YOUNG LLP
                    787 Seventh Avenue, New York, NY 10019

                                LEGAL COUNSEL

                     SKADDEN, ARPS, SLATE, MEAGHER & FLOM
                     919 Third Avenue, New York, NY 10022

 This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an
                  effective prospectus, which should be read
                         carefully before investing.


                          WOOD, STRUTHERS & WINTHROP

                               ESTABLISHED 1871


                                    [LOGO]


                     INVESTMENT MANAGEMENT SUBSIDIARY OF

                         DONALDSON, LUFKIN & JENRETTE
                            SECURITIES CORPORATION
                            (THE FUND DISTRIBUTOR)
                                    WOF-2



                            [LOGO] WINTHROP [LOGO]

                                 MUTUAL FUNDS
                           ------------------------


                       WINTHROP DEVELOPING MARKETS FUND

                      WINTHROP INTERNATIONAL EQUITY FUND



                               OCTOBER 31, 1997


                                    ANNUAL
                                    REPORT

16